Accounts Receivable, Net - Schedule of Accounts Receivable, on Gross and Net Basis, with Change in Expected Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Gross at beginning	$ 112
Accounts Receivable, Gross change in trade account receivable, gross
Accounts Receivable, Gross at ending	112
Expected Credit Losses at beginning	1	112
Expected Credit Losses, change in trade account receivable, gross	(3)
Expected Credit Losses at ending	(2)
Accounts Receivable, Net at beginning	113	112
Accounts Receivable, Net, change in trade account receivable, gross	(3)
Accounts Receivable, Net at ending	$ 110	$ 112